Subsequent events	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Acquisition of Zive GmbH

On April 2, 2026, the Company acquired all of the issued and outstanding shares of Zive GmbH, an AI and knowledge platform based in Germany (“Zive”). The acquisition will be accounted for as a business combination in accordance with IFRS 3, Business Combinations. Total consideration was approximately $7.2 million consisting of cash paid on closing. In addition, up to approximately $1.0 million of additional cash consideration may be payable to an employee of the acquiree contingent on continued employment.

The assessment of the purchase price and the accounting for this acquisition has not yet been finalized and certain IFRS 3 disclosures have not been included due to the timing of the acquisition.

Renewal of NCIB
On May 8, 2026, the Company announced its intention to renew the NCIB, and repurchase and cancel up to 1,269,702 of its common shares, representing approximately 5% of its Company’s issued and outstanding shares as of May 6, 2026, over the 12 month period commencing May 20, 2026 , and ending no later than May 19, 202